Financial Instruments (Details) - Schedule of Financial Assets and Financial Liabilities - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets:
Cash and cash equivalents	$ 2,081	$ 3,574	$ 12,945	$ 6,875	$ 1,946	$ 870
Trade receivables	43	60
Government authorities	100	45	77	52
Other receivables	715	86	622
Investments in financial assets	849	730
Total financial assets at amortized cost	3,778	4,495	13,644
Financial liabilities:
Credit from others		102
Warrants liability	1,714	2,737	10,252	359
Lease liability		27	45	18
Total financial and lease liabilities	$ 1,714	$ 2,866	$ 10,297	$ 422